Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Provision for uncollectible accounts	$ 0	$ 0
Liability for uncertain tax positions	$ 0	$ 0